Operating Expenses (Details) - Schedule of operating expenses - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
General and Administrative [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Bad Debt	$ 470
Consulting expenses	323,998	20,378
Depreciation and amortization	28,463	15,801
Office expenses	293,137	26,823
Professional fees	1,596,931	14,521
Salaries and benefits	1,968,706	172,192
Employee stock option expense	4,894,450
Travel and entertainment	107,229	977
Royalty expenses	54,670
General and administrative total	9,268,054	250,692
Sales and Marketing [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Marketing and advertising	2,239,283	80,798
Consulting expenses	97,346	6,123
Depreciation and amortization	8,551	4,748
Office expenses	43,860	6,930
Salaries and Benefits	131,456	51,736
Sales and marketing total	2,520,496	150,335
Research and Development [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Consulting expenses	288,593	18,151
Depreciation and amortization	25,353	14,074
Lab and office expenses	136,553	20,546
Salaries and benefits	389,714	153,375
Materials for clinical study	71,503
Research and development total	$ 911,716	$ 206,146